Preliminary Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2025
Preliminary Purchase Price Allocation
Schedule of pro forma adjustments

Consideration:
Cash	₩	15,000,337

Identifiable assets acquired and liabilities assumed:
Current assets	₩	22,669,199
Non-current assets		10,281,045
Intangible assets		11,700,000
Deferred tax liability		(2,574,000)
Total liabilities		(19,442,642)
Non-controlling interest		(19,948,742)
Net identifiable assets acquired	₩	2,684,860
Goodwill		12,315,477
Net assets acquired	₩	15,000,337

Schedule of Preliminary identifiable intangible assets

		Approximate Fair Value	Estimated Useful Lives	Valuation Methodology
Customer relationships	₩	2,457,000	9.8 years	Multi-period excess earnings method
Backlog		2,884,000	5 years	Multi-period excess earnings methos
Technology		4,716,000	7 years	Relief from royalty method
Brand		1,643,000	Indefinite	Relief from royalty method
Total intangible assets	₩	11,700,000